Share Capital (Tables)	6 Months Ended
Feb. 29, 2020
Share Capital [Abstract]
Disclosure of Changes in Share Capital
	Class AShares		Class BNon-Voting Shares		Series APreferred Shares		Series BPreferred Shares
	Number	$	Number	$	Number	$	Number	$
August 31, 2019	22,372,064	2	494,389,771	4,310	10,012,393	245	1,987,607	48
Issued upon stock option plan exercises	-	-	240,733	6	-	-	-	-
Issued upon restricted share unit exercises	-	-	4,507	-	-	-	-	-
Issued pursuant to dividend reinvestment plan	-	-	1,445,494	37	-	-	-	-
Shares repurchased	-	-	(3,964,730)	(35)	-	-	-	-
February 29, 2020	22,372,064	2	492,115,775	4,318	10,012,393	245	1,987,607	48